Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Variable Interest Entity [Line Items]
Cash and cash equivalent	$ 501,350	$ 725,774
Prepaid expenses	508,499	58,225
Due from related party
Other receivables	35,544	31,136
Total current assets	1,376,432	1,276,250
Property and equipment, net	74,080	83,184
Total non-current assets	74,080	83,184
Total assets	1,450,512	1,359,434
Loans payable - current portion	1,994,667	93,759
Interest payable	2,099,427	531,812
Accrued liabilities		203
Due to related parties	183,955	90,727
Deferred tax liability	79,232	83,507
Total Current liabilities	7,431,133	2,017,265
Loans payable, non-current portion	203,538	1,506,309
Total non-current liabilities	1,221,226	2,906,562
Total liabilities	8,652,359	4,923,827
Net revenue	1,903,247	48,388
Net loss from continuing operation	(3,562,967)	(3,701,404)
Less: Net loss attributable to the non-controlling interest	(1,579,638)	(1,039,536)
Net loss attributable to the company - continuing operations	(1,983,329)	(2,661,868)
Less: Net loss attributable to the non-controlling interest
Net income attributable to the Company - discontinued operations		(2,926,423)
Net loss for the periods	(3,562,967)	(6,627,827)
Net loss attributable to the Company's shareholders	(3,562,967)	(6,627,827)
Cash flow (used in) provided by operating activities	(2,153,575)	(2,659,222)
-Net cash used in operating activities from continuing operations	(2,153,575)	(3,599,644)
-Net cash provided by operating activities from discontinued operations		940,422
Cash flow (used in) provided by investing activities	89,708	934,651
-Net cash (used in) provided by investing activities from continuing operations	89,708	934,651
Net cash provided by (used in) financing activities	2,299,924	1,640,331
-Net cash provided by financing activities from continuing operations	2,299,924	1,640,331
Variable interest entity [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalent	486,178	686,368
Loan receivables, net	331,039
Prepaid expenses	478,222	57,025
Due from inter-company	7,181,347	1,386,108
Due from related party	1,584,983	96,968
Other receivables	17,065	11,890
Total current assets	10,078,834	2,238,359
Property and equipment, net	35,529	50,453
Long-term investment	300,679	317,888
Total non-current assets	336,208	368,341
Total assets	10,415,042	2,606,700
Loans payable - current portion	4,864,548	1,192,750
Interest payable	2,099,427	531,812
Accrued liabilities	48,244	203
Due to inter-company	7,079,406	1,729,803
Due to related parties	1,722,601	250,810
Deferred tax liability	113,734	120,243
Total Current liabilities	15,927,960	3,825,621
Loans payable, non-current portion	1,221,226	2,906,562
Total non-current liabilities	1,221,226	2,906,562
Total liabilities	17,149,186	6,732,183
Net revenue	1,605,511
Net loss from continuing operation	(2,950,029)	(2,468,442)
Less: Net loss attributable to the non-controlling interest	(1,579,638)	(1,039,536)
Net loss attributable to the company - continuing operations	(1,370,391)	(1,428,906)
Net loss from discontinued operations		(2,926,423)
Less: Net loss attributable to the non-controlling interest
Net income attributable to the Company - discontinued operations		(2,926,423)
Net loss for the periods	(2,950,029)	(5,394,865)
Net loss attributable to the Company's shareholders	(1,370,391)	(4,355,329)
Cash flow (used in) provided by operating activities	(3,669,205)	373,260
-Net cash used in operating activities from continuing operations	(3,669,205)	(567,162)
-Net cash provided by operating activities from discontinued operations		940,422
Cash flow (used in) provided by investing activities	(348,319)	675,911
-Net cash (used in) provided by investing activities from continuing operations	(348,319)	675,911
Net cash provided by (used in) financing activities	3,847,699	276,669
-Net cash provided by financing activities from continuing operations	$ 3,847,699	$ 276,669